Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the Years Ended December 31,
	2020	2019	2018
Current	$2,771,249	$2,152,488	$3,163,789
Deferred	298,228	238,883	(196,909)
Total	$3,069,477	$2,391,371	$2,966,880

Schedule of reconciliations of company's effective income tax rate
	For the Years Ended December 31,
	2020	2019	2018
PRC statutory income tax rate	25%	25%	25%
Effect of income tax exemptions and reliefs	(6.22)%	(2.84)%	(2.84)%
Effect of expenses not deductible for tax purposes	0.14%	2.82%	0.72%
Effect of additional deduction allowed for tax purposes	(6.11)%	(14.40)%	(8.74)%
Effect of valuation allowance on deferred income tax assets	1.29%	3.90%	1.20%
Effect of income tax rate difference under different tax jurisdictions	(0.05)%	-%	0.91%
Others	(3.09)%	0.88%	(0.85)%
Total	10.96%	15.36%	15.40%